INSURANCE RESERVES (Details)	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 629,689,000	€ 776,301,000	€ 1,008,320,000
Cancellation commissions	3,409,000	3,140,000	2,790,000
Other insurance related income / (expense)	(144,000)	(2,161,000)	6,061,000
Total income from insurance operations	632,954,000	777,280,000	1,017,171,000
Income From Insurance Operations Textuals [Abstract]
Premiums assumed included in premiums earned	400,000	400,000	1,300,000
Premiums earned on long-duration life insurance contracts	86,600,000	124,800,000	172,000,000
Property and casualty reserves
Reserves for outstanding claims and claim adjustment expenses as at January 1,	749,796,000	735,476,000
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	169,693,000	245,894,000
Change in provision for insured events of prior years	(60,783,000)	16,079,000
Total incurred claims and claims adjustment expenses	108,910,000	261,973,000
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(61,955,000)	(83,739,000)
Claims and claim adjustment expenses attributable to insured events of prior years	(104,297,000)	(118,257,000)
Total payments	(166,252,000)	(201,996,000)
Changes in unearned premium reserves	(54,453,000)	(45,657,000)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	638,001,000	749,796,000	735,476,000
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	2,011,045,000	1,795,868,000
Increase in reserves	222,779,000	618,976,000
Paid claims and other movements	(354,697,000)	(403,799,000)
Mathematical and other life insurance reserves at December 31,	1,879,127,000	2,011,045,000	1,795,868,000
Total insurance reserves	2,517,128,000	2,760,841,000		3,289,074,000
Property And Casualty Reserves Texual Details [Abstract]
The share of reinsurers in property and casualty insurance reserves amounted to	101,500,000	136,200,000,000
Short-duration life insurance contracts [Abstract]
Premiums written	225,443,000	226,629,000	248,887,000
Reinsurance ceded	(3,622,000)	(4,861,000)	(8,305,000)
Net written premiums	221,821,000	221,768,000	240,582,000
Premiums earned	232,817,000	203,929,000	249,901,000
Reinsurance ceded	(7,595,000)	(10,324,000)	(8,319,000)
Net earned premiums	225,222,000	193,605,000	241,582,000
Property and casualty insurance contracts
Direct premiums written	310,326,000	452,460,000	578,919,000
Reinsurance assumed	7,313,000	10,913,000	8,436,000
Reinsurance Ceded	(73,060,000)	(70,749,000)	(108,698,000)
Net premiums written	244,579,000	392,624,000	478,657,000
Direct Premiums Earned	372,333,000	512,988,000	581,142,000
Reinsurance assumed	3,657,000	3,136,000	6,921,000
Reinsurance Ceded	(70,170,000)	(80,602,000)	(108,071,000)
Net premiums earned	€ 305,820,000	€ 435,522,000	€ 479,992,000